Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Effect of Changes in Foreign Exchange Rates

Variation of average exchange rate
	2020 vs 2019	2021 vs 2020
Brazilian real	(24.1%)	(8.8%)
Pound sterling	(1.3%)	3.4%
New peruvian sol	(6.1%)	(13.2%)
Chilean peso	(12.9%)	0.6%
Colombian peso	(12.6%)	(5.1%)
Mexican peso	(11.5%)	1.6%

Variation of closing exchange rate
	2020 vs 2019	2021 vs 2020
Brazilian real	(29.0%)	0.9%
Pound sterling	(5.2%)	6.9%
New peruvian sol	(16.2%)	(1.6%)
Chilean peso	(3.6%)	(8.8%)
Colombian peso	(12.6%)	(6.6%)
Mexican peso	(13.3%)	5.4%

Schedule of Gain on Sale of Disposal Group	As a consequence of this transaction, the Group recognized a gain amounting to 4,460 million euros in “Other income” (see Note 26), as follows:

Millions of euros
Cash received	6,234
Fair value of 50% of VMED O2 UK (Note 10)	12,012
Less: carrying amount of Telefonica United Kingdom at June 1, 2021	(10,937)
Liabilities assumed and other costs (see Note 29.c)	(441)
Result before reclassification of translation differences and gains on hedges	6,868
Reclassification of translation differences included in equity	(3,135)
Reclassification of gains on hedges included in equity	727
Result of the transaction: gain	4,460
These transactions have generated a gain of 6,099 million euros registered in "Other income" (see Note 26), with the following breakdown:

Millions of euros
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Result of the transaction: gain	6,099
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	3,691